Loans - Loans Individually Evaluated for Impairment by Class of Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	$ 106,156	$ 175,578
Recorded investment	73,712	112,315	137,339
Allowance for loan losses allocated	3,660	10,451
Impaired Financing Receivable, Average Recorded Investment	92,614	124,089	164,164
Impaired Financing Receivable, Interest Income, Cash Basis Method	2,678	2,640	2,813
Commercial, financial and agricultural
Financing Receivable, Impaired [Line Items]
Recorded investment	19,106	20,727	22,587
Impaired Financing Receivable, Average Recorded Investment	19,518	20,523	35,305
Impaired Financing Receivable, Interest Income, Cash Basis Method	360	412	529
Commercial, financial and agricultural | With no related allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	30,601	22,429
Recorded investment	17,883	12,885
Commercial, financial and agricultural | With an allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	1,251	12,616
Recorded investment	1,223	7,842
Allowance for loan losses allocated	981	3,268
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	21,989	41,822	44,278
Impaired Financing Receivable, Average Recorded Investment	31,945	41,426	44,541
Impaired Financing Receivable, Interest Income, Cash Basis Method	1,027	1,151	968
Commercial real estate | With no related allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	27,923	56,870
Recorded investment	20,696	34,149
Commercial real estate | With an allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	1,310	7,966
Recorded investment	1,293	7,673
Allowance for loan losses allocated	262	5,496
SEPH commercial land and development | With no related allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	11,026	23,722
Recorded investment	2,078	4,777
Remaining commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	5,609	10,782	21,574
Impaired Financing Receivable, Average Recorded Investment	8,784	17,829	27,774
Impaired Financing Receivable, Interest Income, Cash Basis Method	61	616	818
Remaining commercial | With no related allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	1,427	8,429
Recorded investment	391	6,872
Remaining commercial | With an allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	5,218	3,909
Recorded investment	5,218	3,910
Allowance for loan losses allocated	1,812	1,132
Commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	24,930	33,408	35,622
Impaired Financing Receivable, Average Recorded Investment	28,306	34,972	39,248
Impaired Financing Receivable, Interest Income, Cash Basis Method	1,084	461	497
Commercial | With no related allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	25,822	36,709
Recorded investment	23,352	31,461
Commercial | With an allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	1,578	2,129
Recorded investment	1,578	1,947
Allowance for loan losses allocated	605	555
Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment		799	18
Impaired Financing Receivable, Average Recorded Investment	403	616	19
Impaired Financing Receivable, Interest Income, Cash Basis Method			1
Consumer | With no related allowance recorded
Financing Receivable, Impaired [Line Items]
Unpaid principal balance		799
Recorded investment		799
Construction Real Estate Vision Commercial Land And Development [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	2,078	4,777	13,260
Impaired Financing Receivable, Average Recorded Investment	3,658	8,723	17,277
Impaired Financing Receivable, Interest Income, Cash Basis Method	$ 146